UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------

Check here if Amendment /_/; Amendment Number:  _______
     This Amendment (Check only one):   /_/  is a restatement.
                                        /_/  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Shenkman Capital Management, Inc.
             ----------------------------------------
Address:     461 Fifth Avenue, 22nd Floor
             ----------------------------------------
             New York, New York 10017
             ----------------------------------------

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark R. Shenkman
              ------------------------------
Title:        President
              ------------------------------
Phone:        212-867-9090
              ------------------------------

Signature, Place, and Date of Signing:

/s/ Mark R. Shenkman              New York, New York        November 9, 2006
--------------------------        ------------------        ----------------
      [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0
                                    --------

Form 13F Information Table Entry Total:     63
                                            ---------

Form 13F Information Table Value Total:     $332,144
                                            ---------
                                            (thousands)


List of Other Included Managers:    None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.


SHENKMAN CAPITAL MANAGEMENT, INC.                         13F SECURITIES HOLDINGS                                  AS OF 9/30/2006

                                                                                                                  VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER      ----------------
NAME OF ISSUER         TITLE OF CLASS      CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------         --------------      -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----


ABITIBI-CONSOLIDATED
INC                      COM               003924107   1,112      450,000        SH            Sole                450,000

AFFILIATED COMPUTER
SERVICES                 CL A              008190100   1,297       25,000        SH            Sole                 25,000

ALLIANT TECHSYSTEMS INC  NOTE 2.750% 2/1   018804AH7   8,189    7,240,000        PRN           Sole              7,240,000

ALLIED WASTE INDS INC    COM PAR$.01NEW    019589308   1,465      130,000        SH            Sole                130,000

ALPHA NATURAL RESOURCES
INC                      COM               02076X102   2,096      133,000        SH            Sole                133,000

APRIA HEALTHCARE GROUP
INC                      NOTE 3.375% 9/0   037933AB4   5,182    5,350,000        PRN           Sole              5,350,000

BLOCKBUSTER INC          CL A              093679108     202       52,500        SH            Sole                 52,500

BLOUNT INTL INC NEW      COM               095180105     351       35,000        SH            Sole                 35,000

BOYD GAMING CORP         COM               103304101   4,152      108,000        SH            Sole                108,000

CABOT CORP               COM               127055101   1,376       37,000        SH            Sole                 37,000

CASELLA WASTE SYS INC    CL A              147448104   1,241      120,000        SH            Sole                120,000

CENTENNIAL COMMUNCTNS
CORP N                   CL A NEW          15133V208     320       60,000        SH            Sole                 60,000

CENTERPOINT ENERGY INC   NOTE 2.875% 1/1   15189TAL1     459      400,000        PRN           Sole                400,000

CHEMTURA CORP            COM               163893100   1,344      155,000        SH            Sole                155,000

COMMONWEALTH TEL
ENTERPRISES              NOTE 3.250% 7/1   203349AB1   4,776    4,500,000        PRN           Sole              4,500,000

COMPTON PETE CORP        COM               204940100   3,643      365,000        SH            Sole                365,000

CYTYC CORP               NOTE 2.250% 3/1   232946AB9   2,734    2,700,000        PRN           Sole              2,700,000

CYTYC CORP               COM               232946103     490       20,000        SH            Sole                 20,000

DARLING INTL INC         COM               237266101     210       50,000        SH            Sole                 50,000

DEL MONTE FOODS CO       COM               24522P103   1,359      130,000        SH            Sole                130,000

DISNEY WALT CO           NOTE 2.125% 4/1   254687AU0   8,346    7,400,000        PRN           Sole              7,400,000

DOMINOS PIZZA INC        COM               25754A201     423       16,500        SH            Sole                 16,500

DYNEGY INC NEW           CL A              26816Q101   1,108      200,000        SH            Sole                200,000

EASTMAN KODAK CO         NOTE 3.375%10/1   277461BE8     392      400,000        PRN           Sole                400,000

ECHOSTAR COMMUNICATIONS
NEW                      NOTE 5.750% 5/1   278762AG4  67,799   67,375,000        PRN           Sole             67,375,000

ELIZABETH ARDEN INC      COM               28660G106   1,050       65,000        SH            Sole                 65,000

FISHER SCIENTIFIC INTL
INC                      NOTE 3.250% 3/0   338032AX3   7,133    6,115,000        PRN           Sole              6,115,000

FOUR SEASONS HOTEL INC   NOTE 1.875% 7/3   35100EAE4   2,530    2,275,000        PRN           Sole              2,275,000

FTI CONSULTING INC       NOTE 3.750% 7/1   302941AB5  10,203    9,350,000        PRN           Sole              9,350,000

GENERAL MTRS CORP        DEB SR CONV A     370442741  55,633    2,248,150        PRN           Sole              2,248,150

GRAY TELEVISION INC      COM               389375106   1,218      190,000        SH            Sole                190,000

GREAT ATLANTIC & PAC
TEA INC                  COM               390064103     843       35,000        SH            Sole                 35,000

HARRAHS ENTMT INC        COM               413619107     399        6,000        SH            Sole                  6,000

HEALTH MGMT ASSOC INC
NEW                      NOTE 1.500% 8/0   421933AF9   7,849    7,700,000        PRN           Sole              7,700,000

L3 COMMUNICATIONS CORP   DEBT 3.000% 8/0   502413AW7  16,483   16,150,000        PRN           Sole             16,150,000

LIN TELEVISION CORP      SDEB 2.500% 5/1   532776AL5   7,977    8,600,000        PRN           Sole              8,600,000

LIN TV CORP              CL A              532774106   1,284      165,000        SH            Sole                165,000

LIONS GATE ENTMNT CORP   COM NEW           535919203     200       20,000        SH            Sole                 20,000

LUCENT TECHNOLOGIES INC  DBCV 2.750% 6/1   549463AH0     400      400,000        PRN           S                   400,000

MANOR CARE INC NEW       NOTE 2.125% 8/0   564055AM3   4,004    3,250,000        PRN           Sole              3,250,000

NEWFIELD EXPL CO         COM               651290108     771       20,000        SH            Sole                 20,000

OMNICARE INC             DBCV 3.250%12/1   681904AL2   8,931   10,000,000        PRN           Sole             10,000,000

OWENS ILL INC            COM NEW           690768403   1,311       85,000        SH            Sole                 85,000

PETROHAWK ENERGY CORP    COM               716495106   1,248      120,000        SH            Sole                120,000

PHARMACEUTICAL RES INC   NOTE 2.875% 9/3   717125AC2  16,995   18,250,000        PRN           Sole             18,250,000

RANGE RES CORP           COM               75281A109   1,129       44,750        SH            Sole                 44,750

RITE AID CORP            NOTE 4.750%12/0   767754BA1   9,497    9,550,000        PRN           Sole              9,550,000

ROPER INDS INC NEW       NOTE 1.481% 1/1   776696AA4   3,880    6,575,000        PRN           Sole              6,575,000

RPM INTL INC             NOTE 1.389% 5/1   749685AK9   2,446    4,300,000        PRN           Sole              4,300,000

SINCLAIR BROADCAST
GROUP INC                NOTE  4.875% 7/1  829226AU3     358      400,000        PRN           Sole                400,000

SMURFIT-STONE CONTAINER
CORP                     COM               832727101   1,288      115,000        SH            Sole                115,000

STEWART ENTERPRISES INC  CL A              860370105   1,289      220,000        SH            Sole                220,000

SUPERIOR INDS INTL INC   COM               868168105     840       50,000        SH            Sole                 50,000

SYNAGRO TECHNOLOGIES INC COM NEW           871562203     203       48,000        SH            Sole                 48,000

TEREX CORP NEW           COM               880779103   1,131       25,000        SH            Sole                 25,000

TRINITY INDS INC         NOTE 3.875% 6/0   896522AF6   4,381    4,550,000        PRN           Sole              4,550,000

U S CONCRETE INC         COM               90333L102   1,335      205,000        SH            Sole                205,000

UNITED RENTALS INC       COM               911363109   1,395       60,000        SH            Sole                 60,000

VALEANT PHARMACEUTICALS
INTL                     NOTE 3.000% 8/1   91911XAB0   6,377    6,750,000        PRN           Sole              6,750,000

VISHAY INTERTECHNOLOGY
INC                      NOTE 3.625% 8/0   928298AF5   12,622  12,450,000        PRN           Sole             12,450,000

WABTEC CORP              COM               929740108   1,221       45,000        SH            Sole                 45,000

WCA WASTE CORP           COM               92926K103   1,351      240,000        SH            Sole                240,000

WYETH                    DBCV 1/1          983024AD2  14,873   13,650,000        PRN           Sole             13,650,000


                                           TOTAL (X$1,000)              332,144



